Emissions Liabilities - Disclosure of Quantity of Emissions Rights Allocated Free of Charge (Detail)	Dec. 31, 2021 CO2
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	2,664,533
Quantities allocated in 2019 [member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	815,927
Quantities allocated in 2020 [member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	814,842
Quantities allocated in 2021 [member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,033,764